CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	9 Months Ended	18 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2013 Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (185,089)	$ (3,066,156)	$ (3,349,544)	$ (283,388)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	0	25,872	27,686	1,814
Interest expense converted to common stock	0	3,555	3,555
Shares issued for services	0	2,019,357	2,019,357
Amortization of debt discount	0	48,578	48,578
Change in derivative liabilities	0	(95,925)	(95,925)
Changes in operating assets and liabilities:
Accounts receivable	0	(84,156)	(99,266)	(15,110)
Inventory	(9,932)	(79,608)	(87,181)	(7,573)
Prepaid expenses and other current assets	0	(2,669)	(2,669)
Accounts payable	43,077	123,256	136,397	13,141
Accounts payable - related party	7,900	(490)	(490)
Accrued expenses	0	18,474	25,189	5,400
Increase in accrued interest				1,315
Net cash used in operating activities	(144,044)	(1,089,912)	(1,374,313)	(284,401)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(66,524)	(264,230)	(304,127)	(39,897)
Deposits	0	(210,000)	(225,000)	(15,000)
Net cash used in investing activities	(66,524)	(474,230)	(529,127)	(54,897)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	75,000	225,000	150,000
Proceeds from sale of common stock	0	1,025,000	1,025,000
Proceeds from sale of manadatory redeemable preferred stock, net	0	422,000	422,000
Shareholder contribution	217,738	0	264,575	264,575
Shareholder distribution	(7,170)	0	(10,670)	(10,670)
Net cash provided by financing activities	210,568	1,522,000	1,925,905	403,905
NET CHANGE IN CASH	0	(42,142)	22,465	64,607
CASH AT BEGINNING OF PERIOD	0	64,607	0	0
CASH AT END OF PERIOD	0	22,465	22,465	64,607
SUPPLEMENTAL INFORMATION:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt converted to common stock	$ 0	$ 229,870	$ 0